Segment reporting (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Reportable Segments

Year ended 30 June 2023 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	16,027	24,812	10,958	2,020	53,817
Inter-segment revenue	–	–	–	–	–

Total revenue	16,027	24,812	10,958	2,020	53,817

Underlying EBITDA	6,653	16,692	4,998	(387)	27,956

Depreciation and amortisation	(1,810)	(1,993)	(697)	(561)	(5,061)
Impairment losses 1	(33)	(28)	(6)	(8)	(75)

Underlying EBIT	4,810	14,671	4,295	(956)	22,820

Exceptional items 2	471	(295)	–	(64)	112
Net finance costs					(1,531)

Profit before taxation					21,401

Capital expenditure (cash basis)	2,698	1,966	657	1,412	6,733

Profit/(loss) from equity accounted investments, related impairments and expenses	854	(256)	–	(4)	594

Investments accounted for using the equity method	1,530	–	–	90	1,620

Total assets	40,366	25,025	11,087	24,818	101,296

Total liabilities	5,824	8,382	3,821	34,739	52,766

Year ended 30 June 2022 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	16,849	30,767	15,549	1,933	65,098
Inter-segment revenue	–	–	–	–	–

Total revenue	16,849	30,767	15,549	1,933	65,098

Underlying EBITDA	8,565	21,707	9,504	858	40,634

Depreciation and amortisation	(1,765)	(2,203)	(762)	(953)	(5,683)
Impairment losses 1	(470)	(33)	(9)	(3)	(515)

Underlying EBIT	6,330	19,471	8,733	(98)	34,436

Exceptional items 2	(81)	(648)	849	(450)	(330)
Net finance costs					(969)

Profit before taxation					33,137

Capital expenditure (cash basis)	2,528	1,848	621	858	5,855

Profit/(loss) from equity accounted investments, related impairments and expenses	577	(595)	–	(1)	(19)

Investments accounted for using the equity method	1,415	–	–	5	1,420

Total assets	32,762	24,613	11,524	26,267	95,166

Total liabilities	5,342	7,790	3,874	29,394	46,400

Year ended 30 June 2021 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	15,726	34,475	5,154	1,566	56,921
Inter-segment revenue	–	–	–	–	–

Total revenue	15,726	34,475	5,154	1,566	56,921

Underlying EBITDA	8,489	26,278	288	18	35,073

Depreciation and amortisation	(1,608)	(1,971)	(845)	(660)	(5,084)
Impairment losses 1	(72)	(13)	(20)	(31)	(136)

Underlying EBIT	6,809	24,294	(577)	(673)	29,853

Exceptional items 2	(144)	(1,319)	(1,567)	(1,308)	(4,338)
Net finance costs					(1,223)

Profit before taxation					24,292

Capital expenditure (cash basis)	2,180	2,188	579	665	5,612

Profit/(loss) from equity accounted investments, related impairments and expenses	692	(1,126)	(480)	(1)	(915)

Investments accounted for using the equity method	1,482	–	–	260	1,742

Total assets 3	31,517	26,171	11,030	40,209	108,927

Total liabilities 3	4,589	7,508	3,518	37,707	53,322

1	Impairment losses exclude exceptional items of US$ nil (2022: US$ nil; 2021: US$2,371 million).

2
Exceptional items reported in Copper and Group and unallocated include fair value changes on
Samarco related

forward exchange derivatives of US$471 million (2022: US$(81) million; 2021: US$136 million), Samarco dam failure costs of US$(64) million (2022: US$(13) million; 2021: US$(14) million), and Samarco related other income of US$ nil (2022: US$ nil; 2021: US$34 million). Refer to note 3 ‘Exceptional items’ for further information.

3
Group and unallocated FY2021 total assets and total liabilities include Petroleum assets and liabilities that were disclosed as part of the Petroleum segment before the merger of the Group’s oil and gas portfolio with Woodside Energy Group Ltd (‘Woodside’) in FY2022.

Summary of Geographical Information
Geographical information

	Revenue by location of customer
	2023	2022	2021
	US$M	US$M	US$M
Australia	1,702	1,649	1,871
Europe	1,961	2,129	886
China	31,205	36,618	39,653
Japan	6,971	8,401	4,387
India	3,447	5,215	2,189
South Korea	2,997	4,786	3,420
Rest of Asia	3,583	4,303	2,934
North America	1,382	1,282	1,147
South America	569	715	426
Rest of world	–	–	8

	53,817	65,098	56,921

	Non-current assets by location of assets
	2023	2022	2021
	US$M	US$M	US$M
Australia	51,961	43,250	48,612
North America	5,081	3,964	9,701
South America	19,047	18,280	18,548
Rest of world	685	150	1,851
Unallocated assets 1	1,171	858	3,522

	77,945	66,502	82,234

1	Unallocated assets comprise deferred tax assets and other financial assets.